Loans and Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Domestic Unsecured Bonds And Overseas Unsecured Bonds
The Company issued domestic unsecured bonds during the period from January 1, 2023 to April 20, 2023, the major terms are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
112-1 (Green bond)	A	March 2023 to March 2028	$12,200.0	1.54%	Bullet repayment; interest payable annually
	B	March 2023 to March 2030	2,300.0	1.60%	The same as above
	C	March 2023 to March 2033	4,800.0	1.78%	The same as above

Short-term loans [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

December 31, 2021
NT$
(In Millions)
Unsecured loans
Amount	$114,921.3

December 31, 2021
NT$
(In Millions)
Loan content
EUR (in millions)	$3,652.9
Annual interest rate	(0.73)%-0%
Maturity date	Due by June 2022

Bonds payable [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bonds	$312,448.0	$379,526.0
Overseas unsecured bonds	304,414.0	476,051.5
Less: Discounts on bonds payable	(2,391.4)	(3,141.1)
Less: Current portion	(4,400.0)	(18,100.0)

	$610,070.6	$834,336.4

Bonds payable [member] | Taiwan [member]
Statement [LineItems]
Summary of Loans and Bonds Payable
The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecu r ed bonds
101-3	—	October 2012 to October 2022	$4,400.0	1.53%	Bullet repayment; interest payable annually
101-4	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-4	D	September 2013 to March 2021	2,600.0	1.85%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
109-1	A	March 2020 to March 2025	$3,000.0	0.58%	Bullet repayment; interest payable annually
	B	March 2020 to March 2027	10,500.0	0.62%	The same as above
	C	March 2020 to March 2030	10,500.0	0.64%	The same as above
109-2	A	April 2020 to April 2025	5,900.0	0.52%	The same as above
	B	April 2020 to April 2027	10,400.0	0.58%	The same as above
	C	April 2020 to April 2030	5,300.0	0.60%	The same as above
109-3	A	May 2020 to May 2025	4,500.0	0.55%	The same as above
	B	May 2020 to May 2027	7,500.0	0.60%	The same as above
	C	May 2020 to May 2030	2,400.0	0.64%	The same as above
109-4	A	July 2020 to July 2025	5,700.0	0.58%	Two equal installments in last two years; interest payable annually
	B	July 2020 to July 2027	6,300.0	0.65%	The same as above
	C	July 2020 to July 2030	1,900.0	0.67%	The same as above
109-5	A	September 2020 to September 2025	4,800.0	0.50%	The same as above
	B	September 2020 to September 2027	8,000.0	0.58%	The same as above
	C	September 2020 to September 2030	2,800.0	0.60%	The same as above
109-6 (Green bond)	A	December 2020 to December 2025	1,600.0	0.40%	The same as above
	B	December 2020 to December 2027	5,600.0	0.44%	The same as above
	C	December 2020 to December 2030	4,800.0	0.48%	The same as above
109-7	A	December 2020 to December 2025	1,900.0	0.36%	The same as above
	B	December 2020 to December 2027	10,200.0	0.41%	The same as above
	C	December 2020 to December 2030	6,400.0	0.45%	The same as above
110-1	A	March 2021 to March 2026	4,800.0	0.50%	Bullet repayment; interest payable annually
	B	March 2021 to March 2028	11,400.0	0.55%	The same as above
	C	March 2021 to March 2031	4,900.0	0.60%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
110-2	A	May 2021 to May 2026	$5,200.0	0.50%	Bullet repayment; interest payable annually
	B	May 2021 to May 2028	8,400.0	0.58%	The same as above
	C	May 2021 to May 2031	5,600.0	0.65%	The same as above
110-3	A	June 2021 to June 2026	6,900.0	0.52%	The same as above
	B	June 2021 to June 2028	7,900.0	0.58%	The same as above
	C	June 2021 to June 2031	4,900.0	0.65%	The same as above
110-4	A	August 2021 to August 2025	4,000.0	0.485%	The same as above
	B	August 2021 to August 2026	8,000.0	0.50%	The same as above
	C	August 2021 to August 2028	5,400.0	0.55%	The same as above
	D	August 2021 to August 2031	4,200.0	0.62%	The same as above
110-6	A	October 2021 to April 2026	3,200.0	0.535%	The same as above
	B	October 2021 to October 2026	6,900.0	0.54%	The same as above
	C	October 2021 to October 2028	4,600.0	0.60%	The same as above
	D	October 2021 to October 2031	1,600.0	0.62%	The same as above
110-7	A	December 2021 to December 2026	7,700.0	0.65%	The same as above
	B	December 2021 to June 2027	3,500.0	0.675%	The same as above
	C	December 2021 to December 2028	5,500.0	0.72%	The same as above
111-1 (Green bond)	A	January 2022 to January 2027	2,100.0	0.63%	The same as above
	B	January 2022 to January 2029	3,300.0	0.72%	The same as above
111-2	A	March 2022 to September 2026	3,000.0	0.84%	The same as above
	B	March 2022 to March 2027	9,600.0	0.85%	The same as above
	C	March 2022 to March 2029	1,600.0	0.90%	The same as above
111-3 (Green bond)	-	May 2022 to May 2027	6,100.0	1.50%	The same as above
111-4 (Green bond)	A	July 2022 to July 2026	1,200.0	1.60%	The same as above
	B	July 2022 to July 2027	10,100.0	1.70%	The same as above

Issuance	Tranche	Issuance Period	Total A m ount NT$ (In Millions)		Coupon Rate	Repayment and Interest Payment
111-4 (Green bond)	C	July 2022 to July 2029		$1,200.0	1.75%	Bullet repayment; interest payable annually
	D	July 2022 to July 2032		1,400.0	1.95%	The same as above
111-5	A	August 2022 to June 2027		2,000.0	1.65%	The same as above
	B	August 2022 to August 2027		8,900.0	1.65%	The same as above
	C	August 2022 to August 2029		2,200.0	1.65%	The same as above
	D	August 2022 to August 2032		2,500.0	1.82%	The same as above
111-6 (Green bond)	A	October 2022 to October 2027		5,700.0	1.75%	The same as above
	B	October 2022 to October 2029		1,000.0	1.80%	The same as above
	C	October 2022 to October 2032		3,500.0	2.00%	The same as above

						(Concluded)

Issuance	Tranche	Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
US$ unsecured bonds
109-1	—	September 2020 to September 2060	US$	1,000.0	2.70%	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
110-5	—	September 2021 to September 2051		1,000.0	3.10%	The same as above
Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2027	US$	750.0	1.00%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2030		1,250.0	1.375%	The same as above
April 2021 to April 2026		1,100.0	1.25%	The same as above
April 2021 to April 2028		900.0	1.75%	The same as above
April 2021 to April 2031		1,500.0	2.25%	The same as above
October 2021 to October 2026		1,250.0	1.75%	The same as above
October 2021 to October 2031		1,250.0	2.50%	The same as above
October 2021 to October 2041		1,000.0	3.125%	The same as above
October 2021 to October 2051		1,000.0	3.25%	The same as above
April 2022 to April 2027		1,000.0	3.875%	The same as above
April 2022 to April 2029		500.0	4.125%	The same as above
April 2022 to April 2032		1,000.0	4.25%	The same as above
April 2022 to April 2052		1,000.0	4.50%	The same as above
July 2022 to July 2027		400.0	4.375%	The same as above
July 2022 to July 2032		600.0	4.625%	The same as above

Bonds payable [member] | Overseas [member]
Statement [LineItems]
Summary of Loans and Bonds Payable
The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2025	US$	1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2027	US$	750.0	1.00%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2030		1,250.0	1.375%	The same as above
April 2021 to April 2026		1,100.0	1.25%	The same as above
April 2021 to April 2028		900.0	1.75%	The same as above
April 2021 to April 2031		1,500.0	2.25%	The same as above
October 2021 to October 2026		1,250.0	1.75%	The same as above
October 2021 to October 2031		1,250.0	2.50%	The same as above
October 2021 to October 2041		1,000.0	3.125%	The same as above
October 2021 to October 2051		1,000.0	3.25%	The same as above
April 2022 to April 2027		1,000.0	3.875%	The same as above
April 2022 to April 2029		500.0	4.125%	The same as above
April 2022 to April 2032		1,000.0	4.25%	The same as above
April 2022 to April 2052		1,000.0	4.50%	The same as above
July 2022 to July 2027		400.0	4.375%	The same as above
July 2022 to July 2032		600.0	4.625%	The same as above

Long-term bank loans [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans	$3,510.0	$6,013.3
Less: Discounts on government grants	(34.2)	(39.4)
Less: Current portion	(166.7)	(1,213.9)

	$3,309.1	$4,760.0

Loan content
Annual interest rate	0.40%-0.90%	1.03%-1.23%
Maturity date	Due by September 2026	Due by December 2027